Investments - Debt Securities in Continuous Unrealized Loss Position (Details) $ in Millions	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 3,562	$ 245
Less than 12 months, fair value	$ 30,346	$ 11,075
Less than 12 months, # of securities | security	3,769	1,337
12 months or longer, gross unrealized losses	$ 2,815	$ 366
12 months or longer, fair value	$ 8,475	$ 4,006
12 months or longer, # of securities | security	1,051	104
Total, gross unrealized losses	$ 6,377	$ 611
Total, fair value	$ 38,821	$ 15,081
Total, # of securities | security	4,626	1,414
U.S. government securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 339	$ 2
Less than 12 months, fair value	$ 2,664	$ 107
Less than 12 months, # of securities | security	38	16
12 months or longer, gross unrealized losses	$ 669	$ 299
12 months or longer, fair value	$ 1,386	$ 3,190
12 months or longer, # of securities | security	6	7
Total, gross unrealized losses	$ 1,008	$ 301
Total, fair value	$ 4,050	$ 3,297
Total, # of securities | security	40	21
Other government securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 174	$ 17
Less than 12 months, fair value	$ 1,258	$ 252
Less than 12 months, # of securities | security	143	23
12 months or longer, gross unrealized losses	$ 77	$ 0
12 months or longer, fair value	$ 177	$ 4
12 months or longer, # of securities | security	23	2
Total, gross unrealized losses	$ 251	$ 17
Total, fair value	$ 1,435	$ 256
Total, # of securities | security	162	25
Public utilities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 507	$ 18
Less than 12 months, fair value	$ 4,265	$ 712
Less than 12 months, # of securities | security	488	92
12 months or longer, gross unrealized losses	$ 185	$ 7
12 months or longer, fair value	$ 513	$ 99
12 months or longer, # of securities | security	86	8
Total, gross unrealized losses	$ 692	$ 25
Total, fair value	$ 4,778	$ 811
Total, # of securities | security	559	97
Corporate securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 2,072	$ 178
Less than 12 months, fair value	$ 16,936	$ 6,266
Less than 12 months, # of securities | security	2,307	722
12 months or longer, gross unrealized losses	$ 1,599	$ 58
12 months or longer, fair value	$ 4,549	$ 661
12 months or longer, # of securities | security	637	69
Total, gross unrealized losses	$ 3,671	$ 236
Total, fair value	$ 21,485	$ 6,927
Total, # of securities | security	2,786	770
Residential mortgage-backed
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 43	$ 3
Less than 12 months, fair value	$ 278	$ 174
Less than 12 months, # of securities | security	195	109
12 months or longer, gross unrealized losses	$ 16	$ 0
12 months or longer, fair value	$ 81	$ 11
12 months or longer, # of securities | security	94	12
Total, gross unrealized losses	$ 59	$ 3
Total, fair value	$ 359	$ 185
Total, # of securities | security	289	121
Commercial mortgage-backed
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 136	$ 5
Less than 12 months, fair value	$ 1,414	$ 314
Less than 12 months, # of securities | security	177	37
12 months or longer, gross unrealized losses	$ 46	$ 1
12 months or longer, fair value	$ 192	$ 30
12 months or longer, # of securities | security	31	3
Total, gross unrealized losses	$ 182	$ 6
Total, fair value	$ 1,606	$ 344
Total, # of securities | security	206	39
Other asset-backed securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 291	$ 22
Less than 12 months, fair value	$ 3,531	$ 3,250
Less than 12 months, # of securities | security	421	338
12 months or longer, gross unrealized losses	$ 223	$ 1
12 months or longer, fair value	$ 1,577	$ 11
12 months or longer, # of securities | security	174	3
Total, gross unrealized losses	$ 514	$ 23
Total, fair value	$ 5,108	$ 3,261
Total, # of securities | security	584	341